SHORT-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2014
SHORT-TERM DEBT.
Summary of short-term debt
	2013	2014
	RMB	RMB
Short-term borrowings	774,599,341	3,132,061,011
2017 Convertible Senior Notes(Note 17)	—	428,427,630
Total	774,599,341	3,560,488,641